Discontinued Operations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Oct. 28, 2022
Discontinued Operations (Details) [Line Items]
Liabilities outstanding	$ 84	$ 68,313
Series of Individually Immaterial Business Acquisitions [Member] | Mr Melvin Pereira [Member]
Discontinued Operations (Details) [Line Items]
Business acquisition percentage			100.00%
Mr. Pereira [Member]
Discontinued Operations (Details) [Line Items]
Business acquisition percentage			100.00%